Summary of Significant Accounting Policies (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Wealth management	¥ 106,444	¥ 193,082	¥ 140,403
Distribution commissions	99,600	146,207	126,843
One time commissions	69,196	120,509	125,866
Over period commissions	30,404	25,698	977
Performance-based distribution fees	6,844	46,875	13,560
Corporate financing	6	6,271	13,710
Asset management	23,033	2,767	103
Management fees	6,393	2,767	103
Performance-based fees	16,640
Information technology and others		1,111	11,595
Total	¥ 129,483	¥ 203,231	¥ 165,811